Leases -Lessee, Balance Sheet and Income Statement Effect (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Right-of-use asset - operating	$ 9,935	$ 10,645
Lease liability - operating	$ 13,356	$ 14,331
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other accrued expenses	Accounts payable and other accrued expenses
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 3,096	$ 2,968	$ 2,869